9. Borrowed Funds	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Note 9. Borrowed Funds

Note 9.  Borrowed Funds

There were no outstanding borrowings for the Company as of December 31, 2014 and 2013.

The Company maintained a $500,000 IDEAL Way Line of Credit with the FHLBB at December 31, 2014 and 2013, with no outstanding advances under this line at either year-end date. Interest on these borrowings is at a rate determined daily by the FHLBB and payable monthly.

Borrowings from the FHLBB are secured by a blanket lien on qualified collateral consisting primarily of loans with first mortgages secured by 1-4 family residential properties. Qualified collateral for these borrowings totaled $105,276,788 and $114,886,791 as of December 31, 2014 and 2013, respectively. As of December 31, 2014 and 2013, the Company's potential borrowing capacity under this arrangement was $67,136,178 and $72,556,030, respectively, reduced by outstanding advances and collateral pledges.

Under a separate agreement with the FHLBB, the Company has the authority to collateralize public unit deposits, up to its available borrowing capacity, with letters of credit issued by the FHLBB. At December 31, 2014, $34,500,000 in FHLBB letters of credit was utilized as collateral for these deposits compared to $20,800,000 at December 31, 2013. Total fees paid by the Company in connection with issuance of these letters of credit were $35,863 for 2014 and $43,654 for 2013.

The Company also has a line of credit with the FRBB, which is intended to be used as a contingency funding source. For this Borrower-in-Custody arrangement, the Company pledged eligible commercial and industrial loans, commercial real estate loans and home equity loans, resulting in an available line of $78,580,859 and $74,929,216 as of December 31, 2014 and 2013, respectively. Credit advances in the FRBB lending program are overnight advances with interest chargeable at the primary credit rate (generally referred to as the discount rate), which was 75 basis points as of December 31, 2014. As of December 31, 2014 and 2013, the Company had no outstanding advances against this line.

The Company has an unsecured line with two correspondent banks with available lines totaling $7,500,000 at December 31, 2014, compared to an available line with one correspondent bank totaling $3,500,000 at December 31, 2013.